FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Contractual Maturities of Non-Derivative Liabilities
The following table summarizes the Company's contractual maturities and the timing of cash flows as at December 31, 2023. The amounts presented are based on the undiscounted contractual cash flows and may not agree with the carrying amounts on the Financial Statements.

	Within 1 year	1-2 years	2-3 years	Thereafter	Total
Accounts payable and accrued liabilities	$27,182	$—	$—	$—	$27,182
Convertible Loans	—	58,200	—	—	58,200
Convertible Debentures	—	—	—	65,000	65,000
Gold Prepay Agreement	26,550	22,856	9,743	—	59,149
Silver Purchase Agreement	17,127	2,191	—	—	19,318
Reclamation and closure obligations	530	512	1,036	94,376	96,454
Total	$71,389	$83,759	$10,779	$159,376	$325,303

Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets
The following tables present the changes in level 3 items for the periods ended December 31, 2023 and December 31, 2022:

	Convertible Loans		Convertible Debentures
	Orion conversion and change of control rights	Sprott conversion and change of control rights	Change of control option	Forced conversion option
Balance as at January 1, 2022	$(18,534)	$(3,895)	$—	$—
Fair value adjustments	(8,495)	(1,404)	—	—
Balance as at December 31, 2022	$(27,029)	$(5,299)	$—	$—
Initial recognition	—	—	(1,409)	875
Fair value adjustments	18,001	3,840	1,409	(509)
Balance as at December 31, 2023	$(9,028)	$(1,459)	$—	$366

	Silver Purchase Agreement - silver price derivative	Gold Prepay Agreement - gold price derivative	Deferred consideration	A&R Offtake gold lookback option
Balance as at January 1, 2022	$—	$—	$(42,543)	$(730)
Fair value adjustments	1,898	2,916	(3,262)	—
Balance as at December 31, 2022	$1,898	$2,916	$(45,805)	$(730)
Principal repayment	—	—	47,000	—
Fair value adjustments	—	(4,592)	(1,195)	93
Balance as at December 31, 2023	$1,898	$(1,676)	$—	$(637)

Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Liabilities
The fair value of the warrants were calculated using the Black-Scholes option pricing model, or a Monte Carlo simulation model, if applicable taking into the account the four months hold restriction, and with the following weighted average assumptions:

	December 31, 2023	December 31, 2022
Risk free rate	3.45% to 5.08%	3.96% to 4.25%
Warrant expected life	3 to 33 months	15 to 24 months
Expected volatility	42% to 54%	56% to 60%
Expected dividend	0%	0%
Share price	C$2.33	C$3.78
The following tables present the changes in level 3 items for the periods ended December 31, 2023 and December 31, 2022:

	Convertible Loans		Convertible Debentures
	Orion conversion and change of control rights	Sprott conversion and change of control rights	Change of control option	Forced conversion option
Balance as at January 1, 2022	$(18,534)	$(3,895)	$—	$—
Fair value adjustments	(8,495)	(1,404)	—	—
Balance as at December 31, 2022	$(27,029)	$(5,299)	$—	$—
Initial recognition	—	—	(1,409)	875
Fair value adjustments	18,001	3,840	1,409	(509)
Balance as at December 31, 2023	$(9,028)	$(1,459)	$—	$366

	Silver Purchase Agreement - silver price derivative	Gold Prepay Agreement - gold price derivative	Deferred consideration	A&R Offtake gold lookback option
Balance as at January 1, 2022	$—	$—	$(42,543)	$(730)
Fair value adjustments	1,898	2,916	(3,262)	—
Balance as at December 31, 2022	$1,898	$2,916	$(45,805)	$(730)
Principal repayment	—	—	47,000	—
Fair value adjustments	—	(4,592)	(1,195)	93
Balance as at December 31, 2023	$1,898	$(1,676)	$—	$(637)

Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Assets
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Balance as at December 31, 2023	Unobservable input	Fair Value	Change in Fair Value
Assumption:			-10%	10%
Silver Purchase Agreement - silver price derivative	Change in forecast silver price	1,898	2,575	(2,575)
A&R Gold Prepay Agreement - gold price derivative	Change in forecast gold price	(1,676)	5,118	(5,118)